Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) segment	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 CNY (¥) segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2	2	2
Net revenues
Total net revenues	¥ 2,060,719	$ 303,511	¥ 894,451
Cost of revenues
Total cost of revenues	¥ 1,131,902	$ 166,711	¥ 646,259
Gross margin
Total gross margin	45.00%	45.00%	28.00%
Learning services and products [Member]
Net revenues
Total net revenues	¥ 1,725,672		¥ 539,957
Cost of revenues
Total cost of revenues	¥ 885,756		¥ 400,035
Gross margin
Total gross margin	49.00%	49.00%	26.00%
Online marketing services [Member]
Net revenues
Total net revenues	¥ 335,047	$ 49,347	¥ 354,494
Cost of revenues
Total cost of revenues	¥ 246,146	$ 36,253	¥ 246,224
Gross margin
Total gross margin	27.00%	27.00%	31.00%